Convertible senior notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	May 15, 2019 USD ($)	May 15, 2019 CNY (¥)	Nov. 04, 2014	Nov. 03, 2014 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 15, 2017 USD ($)	Mar. 15, 2017 CNY (¥)	Nov. 02, 2014	Mar. 17, 2014 USD ($) $ / shares	Mar. 17, 2014 CNY (¥)	Mar. 16, 2013 $ / shares
ADS
Convertible senior notes
ADS ratio to ordinary shares				0.20						2
Ordinary shares, par value											$ 0.001
Notes
Convertible senior notes
Aggregate principal amount of convertible notes											$ 632,500	¥ 4,391,448
Interest rate (as a percent)					1.50%		1.50%				1.50%	1.50%
Redemption price due to fundamental change as percentage of principal amount					100.00%	100.00%
Net proceeds from the Notes offering					$ 617,191	¥ 4,285,157
Discounts to initial purchaser					14,231		¥ 98,806
Debt issuance costs					$ 1,078	¥ 7,485
Redemption amount of debt								$ 3,125	¥ 21,697
Terms of interest payment					semiannually	semiannually
Repayment of notes principal amount	$ 629,375	¥ 4,220,841
Repayment of notes interest amount	$ 4,720	¥ 31,685
Notes | ADS
Convertible senior notes
ADS ratio to ordinary shares											0.2	0.2
Conversion ratio			4.9693	49.693
Conversion price per US$1,000 of principal amount				$ 20.124									$ 201.24